Concentration of Major Customers	12 Months Ended
Dec. 31, 2024
Concentration of Major Customers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS

Note 15 — CONCENTRATION OF MAJOR CUSTOMERS

Substantially all of the Company’s revenue from financial services and the supply chain trading business is derived from customers that are located primarily in China. The Company has a concentration of its revenues with specific customers. For the year ended December 31, 2024, four customers accounted for 30%, 14%, 13%, and 13% of the Company’s total revenue from the financial services business and two customer accounted for 23% and 13% of the Company’s total revenue from its supply chain trading business. For the year ended December 31, 2023, four customers accounted for 28%, 19%, 15%, and 11% of the Company’s total revenue from the financial services business and two customer accounted for 44% and 12% of the Company’s total revenue from its supply chain trading business. For the year ended December 31, 2022, five customers accounted for 18%, 16%, 15%, 13% and 13% of the Company’s total revenue from the financial services business and one customer accounted for 29% of the Company’s total revenue from its supply chain trading business. As of December 31, 2024, three customers accounted for approximately 30%, 17% and 10% of the Company’s total accounts receivable balance. As of December 31, 2023, three customers accounted for approximately 23%, 19% and 16% of the Company’s total accounts receivable balance.